Pay vs Performance Disclosure	12 Months Ended
Dec. 28, 2025
Insider Trading Arrangement [Line Items]
Material Terms of Trading Arrangement [Text Block]	During the registrant’s last fiscal quarter, no director or officer (as defined in Rule 16a-1(f)) adopted, modified, or terminated (i) any contract, instruction, or written plan for the purchase or sale of the registrant’s securities that is intended to satisfy the affirmative defense conditions of Rule 10b5-1(c) (a “Rule 10b5-1 trading arrangement”), or (ii) any “non-Rule 10b5-1 trading arrangement,” in each case as defined in Item 408(a) of Regulation S-K.
Rule 10b5-1 Arragement Adopted [Flag]	false
Rule 10b5-1 Arragement Modified [Flag]	false
Rule 10b5-1 Arrangements Terminated [Flag]	false
Non Rule 10b5-1 Arrangements Adopted [Flag]	false
Non Rule 10b5-1 Arrangements Modified [Flag]	false
Non Rule 10b5-1 Arrangements Terminated [Flag]	false